CASH RESERVES AND INTEREST-BEARING DEPOSITS IN OTHER BANKS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
CASH RESERVES AND INTEREST-BEARING DEPOSITS IN OTHER BANKS [Abstract]
CASH RESERVES AND INTEREST-BEARING DEPOSITS IN OTHER BANKS

Note 4 -- Cash Reserves and Interest-Bearing Deposits in Other Banks

The Bank maintains cash reserve balances as required by the Federal Reserve Bank.  Average required balances during first quarter ended March 31, 2014 and the year ended December 31, 2013 were approximately $500,000.  Amounts above the required minimum balance are reported as Interest-Bearing Deposits in Other Banks on the Consolidated Balance Sheets.  Balances in excess of required reserves held at the Federal Reserve Bank as of March 31, 2014 and December 31, 2013 were $28.0 million and $19.8 million, respectively.  Interest-bearing deposits in other banks also include short-term certificates of deposit held in increments that are within FDIC insurance limits and totaled $2.2 million and $2.0 million as of March 31, 2014 and December 31, 2013, respectively.

NOTE 2 - CASH RESERVES AND INTEREST-BEARING DEPOSITS IN OTHER BANKS

The Bank maintains cash reserve balances as required by the Federal Reserve Bank.  Average required balances during both 2013 and 2012 were approximately $500,000.  Amounts above the required minimum balance are reported as Interest-Bearing Deposits in Other Banks on the Consolidated Balance Sheets.  Balances in excess of required reserves held at the Federal Reserve Bank as of December 31, 2013 and 2012 were $19.8 million and $39.7 million, respectively.  Interest-bearing deposits in other banks also include short-term CDs held in increments that are within FDIC insurance limits and totaled $2.1 million as of December 31, 2013 and $2.1 million as of December 31, 2012.